Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of future annual minimum payments under leases	The future annual minimum payment under this lease, relating to the Company’s continuing operations are as follows:
Year Ending December 31,

2018	$70